Shareholder Report, Holdings (Details) - Berkshire Focus Fund	Dec. 31, 2025
NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	24.24%
Taiwan Semiconductor Mfg. Co. Ltd. – ADR
Holdings [Line Items]
Percent of Total Investments	10.29%
Tesla, Inc.
Holdings [Line Items]
Percent of Total Investments	6.00%
Broadcom, Inc.
Holdings [Line Items]
Percent of Total Investments	5.30%
Oracle Corp.
Holdings [Line Items]
Percent of Total Investments	4.98%
GE Vernova, Inc.
Holdings [Line Items]
Percent of Total Investments	4.98%
Celestica, Inc.
Holdings [Line Items]
Percent of Total Investments	4.88%
Astera Labs, Inc.
Holdings [Line Items]
Percent of Total Investments	4.85%
Rocket Lab Corp.
Holdings [Line Items]
Percent of Total Investments	4.80%
Palantir Technologies, Inc. (Class A)
Holdings [Line Items]
Percent of Total Investments	4.40%
Semiconductors
Holdings [Line Items]
Percent of Total Investments	39.84%
Business Software & Services
Holdings [Line Items]
Percent of Total Investments	16.66%
Electrical Equipment & Parts
Holdings [Line Items]
Percent of Total Investments	12.54%
Aerospace & Defense
Holdings [Line Items]
Percent of Total Investments	6.83%
Neocloud Data Centers
Holdings [Line Items]
Percent of Total Investments	6.75%
Automobile Manufacturers
Holdings [Line Items]
Percent of Total Investments	6.00%
Communication & Networking Equipment
Holdings [Line Items]
Percent of Total Investments	5.81%
Internet Services
Holdings [Line Items]
Percent of Total Investments	3.10%
Internet Social Media
Holdings [Line Items]
Percent of Total Investments	2.49%
Semiconductor Equipment
Holdings [Line Items]
Percent of Total Investments	0.01%
Entertainment
Holdings [Line Items]
Percent of Total Investments	0.01%
Cybersecurity Equipment & Services
Holdings [Line Items]
Percent of Total Investments	0.01%